Taxation - Summary of tax expense (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current tax
Current year	£ (661)	£ (652)	£ (564)
Prior years	54	77	30
Total current tax charge	(607)	(575)	(534)
Deferred tax	(6)	68	53
Tax expense	£ (613)	£ (507)	£ (481)